Corporate debt (Tables)	3 Months Ended
Mar. 31, 2019
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of March 31, 2019 and December 31, 2018 is as follows:

	Balance as of Mach 31,	Balance as of December 31,
	2019	2018
	($ in thousands)
Non-current	423,921	415,168
Current	273,624	268,905
Total Corporate Debt	697,545	684,073

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of March 31, 2019 is as follows:

	Remainder of 2019	Between January and March 2020	2021	2022	2023	Subsequent years	Total
	($ in thousands)
New Revolving Credit Facility	-	-	122,761	-	-	-	122,761
Note Issuance Facility	422	-		100,902	100,166	100,092	301,582
2017 Credit Facility	11,203	-	-	-	-	-	11,203
2019 Notes	261,999	-	-	-	-	-	261,999
Total	273,624	-	122,761	100,902	100,166	100,092	697,545